                                                  FEBRUARY 1, 1997 SUPPLEMENT TO
                                                    PROSPECTUS DATED MAY 1, 1996

                                    VINTAGE

THE FOLLOWING INFORMATION SUPPLEMENTS THE PROSPECTUSES DATED MAY 1, 1996 FOR THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES, AND FOR THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES. FOR MORE INFORMATION, REFER TO THE PROSPECTUS FOR THE SELECT PORTFOLIOS OF THE SMITH BARNEY CONCERT SERIES INC. WHICH MUST ACCOMPANY THE VINTAGE CONTRACT PROSPECTUS.

Effective February 1, 1997, 5 new funding options will be offered under the Contracts. Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income Portfolios (each a "Portfolio," together, the "Select Portfolios") are portfolios of Smith Barney Concert Series Inc., an open-end, non-diversified management company. The Select Portfolios invest their net assets in Underlying Smith Barney Mutual Funds as described below.


SELECT PORTFOLIOS: INVESTMENT OBJECTIVES AND INVESTMENT ADVISER
         The Select High Growth Portfolio seeks capital appreciation.
         The Select Growth Portfolio seeks long-term growth of capital.
         The Select Balanced Portfolio seeks a balance of growth of capital and income.
         The Select Conservative Portfolio seeks income and, secondarily, long-term growth of capital.
         The Select Income Portfolio seeks high current income.

Travelers Investment Adviser ("TIA") serves as each Select Portfolio's investment manager. TIA is an indirect wholly owned subsidiary of Travelers Group Inc. ("Travelers"). Smith Barney Mutual Funds Management Inc. ("SBMFM") serves as the investment adviser of each of the Underlying Smith Barney Funds (other than Smith Barney Premium Total Return Fund, for which Smith Barney Strategy Advisers Inc., a wholly owned subsidiary of SBMFM, serves as the investment adviser).

Each Select Portfolio seeks to achieve its investment objective by investing its assets in a combination of Equity and Fixed Income funds. In addition, each Select Portfolio may invest its short-term cash in repurchase agreements.The following table illustrates each Select Portfolio's initial equity/fixed income fund allocation targets and ranges.

PORTFOLIO                         TARGET            RANGE
-----------------------------------------------------------
 Select High Growth Portfolio
    Equity                           90%            80-100%
    Fixed Income                     10%             0-20%
-----------------------------------------------------------
 Select Growth Portfolio
     Equity                          70%            60-80%
     Fixed Income                    30%            20-40%
-----------------------------------------------------------
 Select Balanced Portfolio
     Equity                          50%            40-60%
     Fixed Income                    50%            40-60%
-----------------------------------------------------------
 Select Conservative Portfolio
     Equity                          30%            20-40%
     Fixed Income                    70%            60-80%
-----------------------------------------------------------
 Select Income Portfolio
     Equity                          10%             0-20%
     Fixed Income                    90%            80-100%
-----------------------------------------------------------

The Select Portfolios invest their net assets in the "Underlying Smith Barney Funds" in the ranges listed below. The Underlying Smith Barney Funds are open-end management investment companies or series thereof which Smith Barney Inc. or any of its affiliates sponsor now or in the future.

--------------------------------------------------------------------------------------------------------
 UNDERLYING SMITH BARNEY FUND                        SELECT   SELECT    SELECT      SELECT      SELECT
                                                      HIGH    GROWTH   BALANCED  CONSERVATIVE   INCOME
                                                     GROWTH
--------------------------------------------------------------------------------------------------------
 Smith Barney Aggressive Growth Fund Inc.             10-30%    0-15%          -            -          -
--------------------------------------------------------------------------------------------------------
 Smith Barney Appreciation Fund Inc.                   0-20%   10-30%      0-20%            -          -
--------------------------------------------------------------------------------------------------------
 Smith Barney Equity Funds:
   Smith Barney Growth and Income Fund                 0-20%    0-20%      5-20%            -          -
--------------------------------------------------------------------------------------------------------
 Smith Barney Fundamental Value Fund Inc.              0-20%   10-30%      0-20%            -          -
--------------------------------------------------------------------------------------------------------
 Smith Barney Funds, Inc.:
   Equity Income Portfolio                                 -    0-20%      5-20%        5-20%      0-15%
   Short-Term U.S. Treasury Securities Portfolio*          -    0-15%      5-20%        5-20%      5-30%
--------------------------------------------------------------------------------------------------------
 Smith Barney Income Funds:
   Smith Barney High Income Fund*                      0-20%    5-20%      0-15%        0-20%      0-20%
   Smith Barney Utilities Fund*                            -    0-20%      5-20%        5-20%      0-15%
   Smith Barney Premium Total Return Fund                  -        -      5-20%        5-25%      0-15%
   Smith Barney Convertible Fund*                          -        -      5-20%        5-15%      0-15%
   Smith Barney Diversified Strategic Income Fund*         -        -      5-25%       10-30%     10-30%
--------------------------------------------------------------------------------------------------------
 Smith Barney Investment Funds Inc:
   Smith Barney Managed Growth Fund                    0-20%   10-30%      0-15%            -          -
   Smith Barney Special Equities Fund                 10-30%    0-15%          -            -          -
   Smith Barney Government Securities Fund*            0-15%    0-20%      0-20%        5-20%      5-20%
   Smith Barney Investment Grade Bond Fund*            0-15%    0-15%          -            -      0-15%
--------------------------------------------------------------------------------------------------------
 Smith Barney Managed Governments Fund Inc.*               -    0-15%      5-20%        5-25%      5-30%
--------------------------------------------------------------------------------------------------------
 Smith Barney Money Funds, Inc.:
   Cash Portfolio*                                     0-20%    0-20%      0-25%        0-30%      0-30%
--------------------------------------------------------------------------------------------------------
 Smith Barney Natural Resources Fund Inc.              0-10%    0-10%      0-10%            -          -
--------------------------------------------------------------------------------------------------------
 Smith Barney World Funds, Inc.:
   International Equity Portfolio                     10-25%    5-20%      0-15%        0-10%      0-10%
   Emerging Markets Portfolio                          0-20%        -          -            -          -
   International Balanced Portfolio*                   0-15%    0-10%      0-10%        0-10%      0-10%
   Global Government Bond Portfolio*                   0-15%    0-15%      0-15%        0-20%      0-20%
--------------------------------------------------------------------------------------------------------

*Denotes a Fixed Income Fund, that is, one that invests primarily in fixed income securities, including the money market fund.

UNDERLYING FUND EXPENSE RATIOS
As of October 31, 1996, the expense ratios of the Underlying Smith Barney Funds were as follows, based on estimated operating expenses for each fund's then current fiscal year:


--------------------------------------------------------------------------
 UNDERLYING SMITH BARNEY FUND                               EXPENSE RATIO
--------------------------------------------------------------------------
 Smith Barney Aggressive Growth Fund Inc.                       0.92%
--------------------------------------------------------------------------
 Smith Barney Appreciation Fund Inc.                            0.69%
--------------------------------------------------------------------------
 Smith Barney Equity Funds:
   Smith Barney Growth and Income Fund                          0.87%
--------------------------------------------------------------------------
 Smith Barney Fundamental Value Fund Inc.                       0.90%
--------------------------------------------------------------------------
 Smith Barney Funds, Inc.:
   Equity Income Portfolio                                      0.67%
   Short-Term U.S. Treasury Securities Portfolio                0.54%
--------------------------------------------------------------------------
 Smith Barney Income Funds:
   Smith Barney High Income Fund                                0.81%
   Smith Barney Utilities Fund                                  0.74%
   Smith Barney Premium Total Return Fund                       0.83%
   Smith Barney Convertible Fund                                0.92%
   Smith Barney Diversified Strategic Income Fund               0.79%
--------------------------------------------------------------------------
 Smith Barney Investment Funds Inc.:
   Smith Barney Managed Growth Fund                             0.95%
   Smith Barney Special Equities Fund                           0.86%
   Smith Barney Government Securities Fund                      0.64%
   Smith Barney Investment Grade Bond Fund                      0.76%
--------------------------------------------------------------------------
 Smith Barney Managed Governments Fund Inc.                     0.74%
--------------------------------------------------------------------------

-----------------------------------------------------------
 UNDERLYING SMITH BARNEY FUND               EXPENSE RATIO
-----------------------------------------------------------
 Smith Barney Money Funds, Inc.:
   Cash Portfolio                               0.46%
-----------------------------------------------------------
 Smith Barney Natural Resources Fund Inc.       1.74%
-----------------------------------------------------------
 Smith Barney World Funds, Inc.:
   International Equity Portfolio               0.98%
   Emerging Markets Portfolio                   1.40%
   International Balanced Portfolio             1.07%
   Global Government Bond Portfolio             0.95%
-----------------------------------------------------------

Based on a weighted average of the Class Y expense ratios of Underlying Smith Barney Funds in which a particular Select Portfolio was expected to invest at the beginning of investment operations, the approximate expense ratios (including the management fee for each Select Portfolio) were expected to be as follows: Select High Growth Portfolio 1.26%; Select Growth Portfolio, 1.20%; Select Balanced Portfolio, 1.13%; Select Conservative Portfolio, 1.11%; and Select Income Portfolio, 1.05%. The expense ratios may be higher or lower depending on the allocation of the Underlying Smith Barney Funds within a Select Portfolio.

FEE TABLE INFORMATION:
The following table sets forth the Management Fee and Other Expenses that each Select Portfolio will bear directly.

                                                                        TOTAL SELECT
PORTFOLIO                       MANAGEMENT FEE   OTHER EXPENSES*        PORTFOLIO EXPENSES
------------------------------------------------------------------------------------------
Select High Growth Portfolio          .35%             none               .35%
------------------------------------------------------------------------------------------
Select Growth Portfolio               .35%             none               .35%
------------------------------------------------------------------------------------------
Select Balanced Portfolio             .35%             none               .35%
------------------------------------------------------------------------------------------
Select Conservative Portfolio         .35%             none               .35%
------------------------------------------------------------------------------------------
Select Income Portfolio               .35%             none               .35%
------------------------------------------------------------------------------------------

*Under the Asset Allocation and Administration Agreement with each Select Portfolio, TIA bears all expenses of each Select Portfolio, other than the management expenses or extraordinary expenses.

EXAMPLE. THE FOLLOWING EXAMPLE IS INTENDED TO ASSIST A CONTRACT HOLDER IN UNDERSTANDING THE VARIOUS COSTS THAT HE OR SHE WILL BEAR DIRECTLY OR INDIRECTLY. THE EXAMPLE ASSUMES PAYMENT OF ALL ANNUAL CONTRACT CHARGES (WITH THE MAINTENANCE FEE CALCULATED AS .016% OF ASSETS). IN ADDITION, THE EXAMPLE ASSUMES PAYMENT BY EACH SELECT PORTFOLIO OF ITS OPERATING EXPENSES (AS SHOWN ABOVE) AND OF ITS PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING SMITH BARNEY FUNDS (ALSO AS SET FORTH ABOVE) IN WHICH A SELECT PORTFOLIO WAS EXPECTED TO INVEST AT THE COMMENCEMENT OF INVESTMENT OPERATIONS. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

                                                                        If the Contract is NOT surrendered
                               If the Contract is surrendered at        at the end of the period shown
                               the end of the period shown              or if it is annuitized:
                               ----------------------------------------------------------------------------
                                  One     Three                        One    Three
                                  Year    Years                        Years  Years
-------------------------------------------------------------------------------------
 Select High Growth Portfolio (a)   $85   $136                         $25    $76
                              (b)    88    145                          28     85
-------------------------------------------------------------------------------------
 Select Growth Portfolio      (a)    84    134                          24     74
                              (b)    87    143                          27     83
-------------------------------------------------------------------------------------
 Select Balanced Portfolio    (a)    83    132                          23     72
                              (b)    86    141                          26     81
-------------------------------------------------------------------------------------
 Select Conservative Portfolio(a)    83    132                          23     72
                              (b)    86    140                          26     80
-------------------------------------------------------------------------------------
 Select Income Portfolio      (a)    83    130                          23     70
                              (b)    85    138                          25     78
-------------------------------------------------------------------------------------

(a) represents the standard death benefit.
(b) represents the enhanced death benefit.




L-XXXXX                                                                    2/97

TRAVELERSLIFE and ANNUITY
      A Member of TravelersGroup

                                          Kathleen A. McGah
                                          Counsel
                                          Financial Services Department, 3 MS
                                          Telephone: (860) 277-7389
                                          Fax: (860) 277-0842


Travelers Insurance
One Tower Square
Hartford, CT 06183

January 21, 1997

Securities and Exchange Commission:
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: IM Filing Desk



RE:  Funds BD (File No. 33-73466 and 811-8242) and BDII (File No. 33-58131 and
               ------------------------------            ---------------------
     811-7259): Supplement to add Concert Select
     --------


Members of the Commission:

Pursuant to Rule 497(e) we transmit for filing the above supplement regarding the addition of new funding options.

Please direct any questions regarding this filing to the undersigned at (860) 277-7389.

Sincerely,



Kathleen A. McGah